Earnings per Share - Summary of Calculation of Supplemental EPS (Parenthetical) (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2014 shares
Earnings Per Share [Line Items]
Shares excluded from computation of EPS	202,623
Supplemental EPS [Member]
Earnings Per Share [Line Items]
Shares excluded from computation of EPS	202,623